Specific Items - Additional Information (Detail) - GBP (£)			12 Months Ended
		May 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Specific Items [Line Items]
Increase in expected credit losses on receivables due from customers			£ 213,000,000	£ 95,000,000	£ 129,000,000
Contract loss provisions			10,000,000	25,000,000
Net tax charge (credit)			619,000,000	507,000,000	584,000,000
Specific Items
Disclosure Of Specific Items [Line Items]
Restructuring charges			322,000,000	386,000,000	287,000,000
Divestment-related costs			199,000,000	5,000,000	(1,000,000)
COVID-19-related costs			95,000,000
Increase in expected credit losses on receivables due from customers			67,000,000
Property rationalisation			(131,000,000)	36,000,000	28,000,000
Interest on spectrum annual license fee refund			5,000,000	0	0
Regulatory matters net charge(credit)			(72,000,000)	27,000,000	49,000,000
Retrospective regulatory matters revenue			(81,000,000)	31,000,000	23,000,000
Retrospective regulatory matters operating costs			9,000,000	(4,000,000)	26,000,000
Italian business investigation			2,000,000	(55,000,000)	22,000,000
Release of provision for claims			5,000,000	0	0
Pension equalisation costs			0	26,000,000	0
EE acquisition warranty claims			0	0	225,000,000
Interest expense on retirement benefit obligation			145,000,000	139,000,000	218,000,000
Impairment on receivable from associate			39,000,000	0	0
Net tax charge (credit)	[1]		83,000,000	(112,000,000)	(87,000,000)
Tax charge on re-measurement of deferred tax			156,000,000	0	0
Specific Items, EE integration costs
Disclosure Of Specific Items [Line Items]
Restructuring charges			8,000,000	29,000,000	46,000,000
Specific items related to COVID-19
Disclosure Of Specific Items [Line Items]
Increase in expected credit losses on receivables due from customers			88,000,000
Contract loss provisions			7,000,000
Specific items, Spectrum license refund
Disclosure Of Specific Items [Line Items]
Reimbursement of regulatory fee overpayment		£ 87,000,000
France and Latin America divestments | Disposal groups classified as held for sale | Specific Items
Disclosure Of Specific Items [Line Items]
Impairment loss recognised in profit or loss			127,000,000
BT Fleet Solutions and Tikit | Specific Items
Disclosure Of Specific Items [Line Items]
Losses on disposals of investments			36,000,000	5,000,000
Ongoing divestment projects | Specific Items
Disclosure Of Specific Items [Line Items]
Divestment-related costs			36,000,000
BT Centre | Specific items, property rationalisation
Disclosure Of Specific Items [Line Items]
Gains on disposals of property, plant and equipment			115,000,000
BTPS | Specific Items
Disclosure Of Specific Items [Line Items]
Restructuring charges			£ 22,000,000	£ 23,000,000	£ 0

[1]	For a definition of specific items, see page 204. An analysis of specific items is provided in note 9.